Ghana Expected Credit Loss - Summary of loans to contractors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Loan advanced – contractor | Lifetime expected credit losses | Expected credit loss | Financial instruments credit-impaired
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	$ 68.4	$ 68.4
Loans to contractors, excl. interest
Disclosure of impairment loss and reversal of impairment loss [line items]
Non current advances loan	0.0	0.0	$ 23.4
Loans to contractors, excl. interest | Expected credit loss
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	0.0	(23.4)
Ghana expected credit loss - loan advanced to contractor | Gold fields and Engineers & Planners | Twarka and Damang
Disclosure of impairment loss and reversal of impairment loss [line items]
Non current advances loan	$ 0.0	$ 0.0		$ 68.4